Stockholders' Equity - Activity Plan 1998 Stock Plan (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Options Outstanding
Options Granted	720,300	280,450	1,121,700
Balance, ending	2,738,250
Weighted Average Price
Options Granted	$ 3.21	$ 1.21	$ 0.54
Balance, ending	$ 1.98
1998 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan Shares Expired
Shares Available for Grant
Balance, beginning		70,380	22,122
Options Granted			(4,600)
Options Exercised
Options Forfeited / Expired		40,465	52,858
Plan Shares Expired		(110,845)
Balance, ending			70,380
Options Outstanding
Balance, beginning	430,711	510,392	577,994
Options Granted		(39,216)	4,600
Options Exercised	(79,416)		(19,344)
Options Forfeited / Expired	(55,283)	(40,465)	(52,858)
Balance, ending	296,012	430,711	510,392
Weighted Average Price
Balance, beginning	$ 2.86	$ 5.20	$ 5.83
Options Granted		$ 0.73	$ 0.49
Options Exercised	$ 2.43		$ 0.66
Options Forfeited / Expired	$ 12.21	$ 34.51	$ 13.35
Plan Shares Expired
Balance, ending	$ 1.22	$ 2.86	$ 5.20